OTHER NON-CURRENT ASSETS (Tables)	9 Months Ended
Sep. 30, 2017
OTHER NON-CURRENT ASSETS
Schedule of other non-current assets
	As of December 31, 2016	As of September 30, 2017
Deposits for leases	62,985	100,291
Other deposits	15,000	15,500
Others	20,740	21,220

	98,725	137,011